Related Party Transactions - Schedule of Respect to Arrangement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Respect to Arrangement [Abstract]
Salaries and benefits	$ 492	$ 403
Office and other	194	113
Marketing and travel	16	18
Total management charges	$ 702	$ 534